Future Minimum Rental Payments Required under Operating Leases and Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014, Operating Leases	$ 23,717
2015, Operating Leases	17,803
2016, Operating Leases	12,849
2017, Operating Leases	11,119
2018, Operating Leases	7,947
Thereafter, Operating Leases	18,638
Total minimum lease payments, Operating Leases	92,073
Less: Amount representing interest, Operating Leases
Total, Operating Leases	92,073
2014, Capital Leases	173
2015, Capital Leases	16
2016, Capital Leases
2017, Capital Leases
2018, Capital Leases
Thereafter, Capital Leases
Total minimum lease payments, Capital Leases	189
Less: Amount representing interest, Capital Leases	(7)
Total, Capital Leases	$ 182